SHAREHOLDERS' EQUITY (Departmental Allocation of Share-Based Compensation Charge)(Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015 [1]	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	$ 1,409	$ 579	$ 499
Costs of revenue [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	33	12	7
Research and development, net [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	529	178	117
Selling and marketing, net [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	380	146	82
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	$ 467	$ 243	$ 293

[1]	Including $342 compensation cost related to RSUs for the year ended December 31, 2015.